Note 12 - Lease Obligations (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
2012	$645
2013	1,127
2014	858
$2,630

2012	$898
2013	1,127
2014	1,028

$3,053